Non-current financial debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 25,296	$ 28,298
Total	25,523	28,531
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	25,296	28,298
Others	227	233
Total	25,523	28,531
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	27,079	31,359
Others	227	233
Total	$ 27,306	$ 31,592